Revenues (Tables)	3 Months Ended
Mar. 31, 2023
Revenues
Disclosure of information about revenue recognition

	Three months ended March 31,
	SYSTEMS		SERVICES
	2023	2022	2023	2022

	(€ in thousands)
Primary geographical markets
EMEA	732	900	1,798	2,193
Asia Pacific	280	144	146	220
Americas	2,147	374	912	809
	3,159	1,418	2,856	3,222

Timing of revenue recognition
Products transferred at a point in time	2,835	1,278	2,856	3,222
Products and services transferred over time	324	140	--	--
Revenue from contracts with customers	3,159	1,418	2,856	3,222

Schedule of revenues by geographic region